ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Accumulated Other Comprehensive Income

Foreign currency translation adjustments
RMB
Balance as of January 1, 2018	40,040
Foreign currency translation adjustments, net of tax of nil	2,419
Balance as of December 31, 2018	42,459
Foreign currency translation adjustments, net of tax of nil	(1,542)
Balance as of December 31, 2019	40,917
Foreign currency translation adjustments, net of tax of nil	(1,275)
Balance as of December 31, 2020	39,642
US$
Balance as of December 31, 2020	6,075